INCOME TAXES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Expected tax at 21%	$ (1,289,109)	$ (289,002)	$ (773,128)	$ (699,572)
Nontaxable gain on forgiveness of SBA PPP loan	(5,976)	0	101,529	0
Nontaxable unrealized gain on investment in and receivable from Can B Corp	0	(15,505)
Nondeductible stock-based compensation	260,085	108,745	117,131	162,897
Increase (decrease) in valuation allowance	1,035,000	195,762	554,468	536,675
Income tax provision	$ 0	$ 0	$ 0	$ 0